Income Taxes (Tables)	12 Months Ended
	Dec. 31, 2022	Jun. 30, 2022
Pre-Tax loss Information
Pre-tax
loss consists of the following jurisdictions (in thousands):

	Years Ended June 30,
	2022	2021	2020
Domestic	$(54,454)	$(41,306)	$(47,172)
Foreign	—	—	—

Pre-tax loss	$(54,454)	$(41,306)	$(47,172)

Reconciliation of Income Taxes Computed at U.S Federal Statutory Tax Rates to Income Tax Expense
The reconciliation of income tax computed at the U.S. federal statutory tax rates to income tax expense is as follows (in thousands):

	Years Ended June 30,
	2022		2021		2020
	$	%	$	%	$	%
Tax benefit at U.S. statutory rates	$11,435	21%	$8,674	21%	$9,906	21%
State tax	191	0%	(99)	0%	9	0%
Warrant liability costs	4,358	8%	3,806	9%	(4,803)	(10)%
Equity compensation	(71)	0%	(6)	0%	(2)	0%
Increase in valuation allowance	(15,473)	(28)%	(10,536)	(26)%	(4,473)	(10)%
Other	(440)	(1)%	(1,847)	(4)%	(638)	(1)%

	$0	0%	$(8)	0%	$(1)	0%

Deferred Tax Liabilities and Assets
Deferred tax liabilities and assets are comprised of the following (in thousands):

	June 30,
	2022	2021
Deferred tax assets (liabilities):
Deferred revenue	$20,362	$16,637
Fixed and intangible assets	13,283	15,924
Share-based payments	4,869	4,182
Tax losses carried forward	29,581	16,104
Compensation accruals	927	727
Consultant and other accruals	25	22
Right-of-use assets	(1,932)	(1,633)
Lease liabilities	2,057	1,742
Charitable contributions	7	1
Total deferred tax assets (liabilities)	69,179	53,706

Valuation allowance for deferred tax assets	(69,179)	(53,706)

Net deferred tax assets and liabilities	$—	$—

Infinity Pharmaceuticals Inc [Member]
Reconciliation of Income Taxes Computed at U.S Federal Statutory Tax Rates to Income Tax Expense
Our income tax expense for the years ended December 31, 2022 and 2021 differed from the expected U.S. federal statutory income tax expense as set forth below:

	Years Ended December 31,
	2022	2021
	(in thousands)
Expected federal tax benefit	$(9,317)	$(9,505)
Permanent differences	215	191
State taxes, net of the deferred federal benefit	(1,986)	(3,024)
Tax credit carryforwards	(1,533)	(1,416)
Adjustments to deferred tax assets and deferred tax liabilities	560	226
Other	15	(93)
Change in valuation allowance	12,046	13,621

Income tax expense (benefit)	$—	$—

Deferred Tax Liabilities and Assets
The significant components of our deferred tax assets and liabilities are as follows:

	Years Ended December 31,
	2022	2021
	(in thousands)
Deferred tax assets (liabilities):
Net operating loss carryforwards	$170,880	$164,969
Tax credit carryforwards	45,270	44,302
Intangible assets	13,212	15,151
Capitalized research and development costs	8,104	—
Accrued expenses	655	1,255
Stock-based compensation	5,183	5,109
Sale of future royalties	13,212	13,557
Other	(105)	22
Valuation allowance	(256,411)	(244,365)

Net deferred tax assets (liabilities)	$—	$—